SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

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Rule 23c-2 Notice of Intention to

Redeem Securities

of

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DTF TAX-FREE INCOME INC.

200 South Wacker Drive

Suite 500

Chicago, Illinois 60606

under the

Investment Company Act of 1940

Investment Company Act File No. 811-06416

(Amendment No. 1)

The undersigned registered closed-end investment company hereby notifies the Securities and Exchange Commission (the “Commission”) that it intends to redeem securities of which it is the issuer, as set forth below in accordance with the requirements of Rule 23c-2 under the Investment Company Act of 1940 (the “Act”), and states that it is filing this notice with the Commission pursuant to permission granted by the Commission staff fewer than 30 days prior to the date set for the redemption.

(1)	Title of the class of securities of DTF Tax-Free Income Inc. (the “Fund”) to be redeemed:

Remarketed Preferred Stock, Liquidation Preference $50,000 per share

(CUSIP # 23334J206) (the “Preferred Shares”).

(2)	Date on which the securities are to be called or redeemed:

September 20, 2013

(3)	Applicable provisions of the governing instrument pursuant to which the securities are to be redeemed:

The Preferred Shares are to be redeemed pursuant to paragraph 4(a) of Part I of the Articles Supplementary filed by the Fund on February 3, 1992.

(4)	The number of shares to be redeemed and the basis upon which the shares to be redeemed are to be selected:

The Fund intends to redeem all of the 1,300 outstanding Preferred Shares.

Explanatory Note

The sole purpose of this Amendment No. 1 to the Rule 23c-2 Notice of Intention to Redeem Securities (the “Notice”) of DTF Tax-Free Income Inc., filed with the Commission on September 4, 2013, is to revise the date on which the Preferred Shares will be redeemed from September 19, 2013 to September 20, 2013, in order to align the redemption date with the dividend payment date for the Preferred Shares. In all other respects, the Notice is unchanged.

SIGNATURE

Pursuant to the requirement of Rule 23c-2 under the Investment Company Act of 1940, the Fund has duly caused this Notice of Intention to Redeem Securities to be signed on its behalf by the undersigned on this 4th day of September, 2013.

DTF TAX-FREE INCOME INC.

By:	/s/ T. Brooks Beittel
Name: T. Brooks Beittel
Title: Secretary and Senior Vice President